Selling and Promotion (Tables)	12 Months Ended
Mar. 31, 2022
Selling And Promotion Abstract
Schedule of selling and promotion
	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Marketing and promotional expenditures	4,476,056	3,343,935	—